Borrowings - Summary of Detail Information of Borrowings (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Aug. 08, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amount	$ 5,962,677,426		$ 6,443,075,258
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,078,962,919		3,471,035,718
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	1,244,216,791		801,117,737
Yguazu Cementos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,633,036,996		2,170,458,091
Recycomb S.A.U. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,460,720		463,712
In US Dollars [member] | Banco Patagonia S.A. [member] | Ferrosur Roca S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.75%
Due date	Jul-18
Amount			131,855,553
In US Dollars [member] | Banco Latinoamericano de Comercio Exterior S.A [member] | Ferrosur Roca S.A. [member] | LIBOR plus 1.95% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Month Libor + 1.95%
Borrowings adjustment to interest rate basis	1.95%
Due date	Aug-19
Amount	$ 569,442,236
In US Dollars [member] | Industrial And Commercial Bank Of China [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Month Libor + 3.75%
Borrowings adjustment to interest rate basis	3.75%
Due date	May-20
Amount	$ 1,478,671,514		1,813,722,924
In US Dollars [member] | Industrial And Commercial Bank Of China [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 3.4 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Month Libor + 3.4%
Borrowings adjustment to interest rate basis	3.40%
Due date	Jun-19
Amount	$ 376,733,180		832,690,815
In Guarani [member] | Banco Continental S.A.E.C.A. [member] | Yguazu Cementos S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.50%	8.50%
Due date	Aug-25
Amount	$ 1,543,896,984		1,310,988,011
In Guarani [member] | Sudameris Bank S.A.E.C.A. [member] | Yguazu Cementos S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.00%	9.00%
Due date	Aug-25
Amount	$ 1,014,897,585		859,470,080
In Guarani [member] | Banco Ita S.A.- Paraguay [member] | Yguazu Cementos S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.80%
Due date	Feb-19
Amount	$ 74,242,427
US Dollar and Guarani [member]
Disclosure of detailed information about borrowings [line items]
Amount	5,057,883,926		4,948,727,383
In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 904,793,500		1,494,347,875
In Argentina Pesos [member] | Banco Patagonia S.A. [member] | Loma Negra C.I.A.S.A. [member] | BADLAR corrected plus 1.65% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 1.65%
Borrowings adjustment to interest rate basis	1.65%
Due date	Jul-18
Amount			103,930,653
In Argentina Pesos [member] | Banco Patagonia S.A. [member] | Ferrosur Roca S.A. [member] | BADLAR corrected plus 0.5% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 0.5%
Borrowings adjustment to interest rate basis	0.50%
Due date	Oct-18
Amount			89,735,411
In Argentina Pesos [member] | Banco Provincia de Buenos Aires [member] | Loma Negra C.I.A.S.A. [member] | BADLAR corrected plus 4% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 4%
Borrowings adjustment to interest rate basis	4.00%
Due date	Sep-18
Amount			24,133,851
In Argentina Pesos [member] | Banco Provincia de Buenos Aires One [member] | Loma Negra C.I.A.S.A. [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Mar-19
Amount	$ 17,996,494		132,276,634
In Argentina Pesos [member] | Banco Provincia de Buenos Aires two [member] | Loma Negra C.I.A.S.A. [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Jun-19
Amount	$ 36,909,247		160,569,109
In Argentina Pesos [member] | Banco Provincia de Buenos Aires three [member] | Loma Negra C.I.A.S.A. [member] | BADLAR corrected plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Jul-19
Amount	$ 5,594,225		22,344,124
In Argentina Pesos [member] | HSBC Bank Argentina S.A [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	21.75%
Due date	Apr-19
Amount	$ 157,865,753		233,081,823
In Argentina Pesos [member] | HSBC Bank Argentina S.A [member] | Ferrosur Roca S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	21.75%
Due date	Apr-19
Amount	$ 157,865,753		233,081,823
In Argentina Pesos [member] | Banco Santander Rio S.A. [member] | Loma Negra C.I.A.S.A. [member] | BADLAR corrected plus 4% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR corrected + 4%
Borrowings adjustment to interest rate basis	4.00%
Due date	Jul-18
Amount			129,281,810
In Argentina Pesos [member] | Bank overdrafts [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	63.08%
Borrowings interest rate basis	Daily Overdraft Rate
Due date	Jan-19
Amount	$ 5,192,506		19,003,976
In Argentina Pesos [member] | Bank overdrafts [member] | Ferrosur Roca S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	62.94%
Due date	Jan-19
Amount	$ 516,908,802		346,444,951
In Argentina Pesos [member] | Bank overdrafts [member] | Recycomb S.A.U. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	62.94%
Due date	Jan-19
Amount	$ 6,460,720		$ 463,710